Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 21, 2011
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 21, 2011
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORCX
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORAX
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AORRX

AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund
ALPHAONE U.S. EQUITY LONG SHORT FUND
INVESTMENT OBJECTIVE
The investment objective of the AlphaOne U.S. Equity Long Short Fund (the
"Fund") is to seek long-term capital appreciation.

FUND FEES AND EXPENSES
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees AlphaOne U.S. Equity Long Short Fund	I Class Shares	Investor Class Shares	R Class Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses AlphaOne U.S. Equity Long Short Fund		I Class Shares	Investor Class Shares	R Class Shares
Management Fees		1.25%	1.25%	1.25%
12b-1 Fees		none	0.25%	0.25%
Dividend and Interest Expense on Securities Sold Short	[1]	0.20%	0.20%	0.20%
Shareholder Servicing Fees		none	none	0.25%
Other Operating Expenses	[1]	0.80%	0.80%	0.80%
Total Other Expenses	[1]	1.00%	1.00%	1.25%
Acquired Fund Fees and Expenses	[2]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.26%	2.51%	2.76%
Less Fee Reductions and/or Expense Reimbursements		(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[3]	2.21%	2.46%	2.71%
[1]	"Dividend and Interest Expense on Securities Sold Short," "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 2.00% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 2.00% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AlphaOne U.S. Equity Long Short Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
I Class Shares	224	702
Investor Class Shares	249	777
R Class Shares	274	851

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES
AlphaOne Investment Services, LLC (the "Adviser"), the Fund's adviser, seeks to achieve long-term capital appreciation for the Fund by investing long and short in publicly-traded equity securities and listed options based on a fundamental research process and a hedged portfolio discipline.  In selecting securities for the Fund, the Adviser seeks to create a portfolio that generates positive absolute returns with low correlation and low volatility when compared to the broad equity market.

The Fund buys long and sells short positions in common stocks, American
Depository Receipts (ADRs), exchange traded funds (ETFs), and listed options contracts on common equity securities, ADRs, indices and ETFs. The Fund may invest in equity securities of firms of any market capitalization and across multiple industry sectors. The Fund's ETF investments may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.

With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security at a later date so that it can return the security to the lender. Short positions are used to hedge long positions and to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security.

The Fund's maximum gross equity market exposure (long market value + short market value) is 200%. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund's expected net equity market exposure (long market value -- short market value) is variable within a targeted range of -10% to +30%.

The Adviser employs a systematic fundamental research process to select securities for long and short positions in the Fund. This research process includes quantitative evaluation, proprietary firm-level modeling, and primary fundamental research which may include meetings with firm management, due diligence visits to factories and key physical assets, reference checks, and interviews with a firm's customers, competitors and suppliers, where appropriate. On behalf of the Fund, the Adviser buys and/or covers short positions in securities that are identified as undervalued and sells and/or takes short positions in securities that are identified as overvalued.

The Adviser's research focuses on elements of fundamental change in firms and industry sectors, including changes in: management, strategy, regulation, business mix (through acquisition and divestitures, new introductions), product cycles (and obsolescence), capital structure, balance sheet, access to credit, competitive dynamics (including changes in pricing,  and new competitors), input costs, and other fundamental factors. The Adviser attempts to forecast how these types of fundamental dynamics may drive revisions to expectations for a firm's growth rates, earnings and cash flow, and possible revaluation of the equity security.  The Adviser develops and maintains proprietary models to (i)
test the sensitivity of earnings forecasts to changes in assumptions around growth rates, expenditures, margins and other fundamental factors and (ii)
compare versus consensus expectations. The Adviser considers valuations relative to a firm's historical and forecasted earnings, cash flows, assets and other metrics as well as relative to a firm's own valuation history and mean and extreme valuations of comparable firms. Modeling and valuation analysis are critical steps for the Adviser in characterizing a candidate position as overvalued or undervalued and developing an expected target price for active and candidate positions in the Fund.  The Adviser seeks to anticipate event paths for potential revaluation and trades actively to increase/decrease long and short position sizing accordingly. The Adviser will sell (close) a long position or buy (cover) a short position for the Fund as expectancy of the investment idea diminishes due to a favorable revaluation of the security and/or if new fundamental developments change the expectancy of the investment idea in a negative direction.

When considering new investment ideas for the Fund and overall portfolio risk exposures, the Adviser evaluates the suitability of multiple position structures and hedges. The Adviser's goal in constructing the portfolio is to balance long and short position exposures to maintain low net directional exposure to the equity market overall and to factors such as economic sector, security liquidity, and geographic risks in particular.

Listed options are employed strategically to pursue certain asymmetric risk/reward returns and to hedge other exposures in the portfolio. The Adviser will not write uncovered or "naked options" which would expose the Fund to undefined loss scenarios.

The Fund may be largely or completely un-invested for short periods of time.
The Adviser believes the option to reduce capital at risk is a critical tool in protecting investor capital in certain market environments. Even for short periods of time in typical market environments, the Adviser favors protecting capital rather than risking exposure in marginal or low-conviction opportunities.

Under normal circumstances, the Fund invests 80% of its assets in U.S. equity securities. This investment policy may be changed by the Fund upon 60 days'
prior notice to shareholders. For purposes of the Fund's 80% investment policy in U.S. equity securities, the Adviser considers (i) a U.S. company to be a company whose securities are listed on a U.S. exchange or available on the U.S.
over-the-counter (OTC) market, including foreign companies whose securities trade in the United States through ADRs; and (ii) equity securities to include financial instruments with economic characteristics that are driven by the performance of an equity security, including listed options.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

INVESTMENTS IN ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the
Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the
Fund's holdings at the most optimal time, which could adversely affect the
Fund's performance.

LEVERAGED ETF RISK -- Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in
ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk.  The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. The value of a leveraged ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF's investment strategies involve consistently applied leverage.  Such ETFs often
"reset" daily, meaning that they are designed to achieve their stated
objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

INVERSE ETF RISK -- Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises -- a result that is the opposite from traditional mutual funds.

LEVERAGED INVERSE ETF RISK -- Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles are extremely volatile and can expose an investor to theoretically unlimited losses.

SHORT SALES RISK -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the
Fund's needs for immediate cash or other liquidity.

DERIVATIVES RISK -- The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.
Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.  Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).
Over-the-counter options also involve counterparty risk.

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

PERFORMANCE INFORMATION
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 21, 2011
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ALPHAONE U.S. EQUITY LONG SHORT FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the AlphaOne U.S. Equity Long Short Fund (the
"Fund") is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Dividend and Interest Expense on Securities Sold Short," "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
AlphaOne Investment Services, LLC (the "Adviser"), the Fund's adviser, seeks to achieve long-term capital appreciation for the Fund by investing long and short in publicly-traded equity securities and listed options based on a fundamental research process and a hedged portfolio discipline.  In selecting securities for the Fund, the Adviser seeks to create a portfolio that generates positive absolute returns with low correlation and low volatility when compared to the broad equity market.

The Fund buys long and sells short positions in common stocks, American
Depository Receipts (ADRs), exchange traded funds (ETFs), and listed options contracts on common equity securities, ADRs, indices and ETFs. The Fund may invest in equity securities of firms of any market capitalization and across multiple industry sectors. The Fund's ETF investments may include ETFs designed to provide investment results that match a positive or negative multiple of the performance of an underlying index.

With a long position, the Fund purchases a security outright; with a short position, the Fund sells a security that it has borrowed. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security at a later date so that it can return the security to the lender. Short positions are used to hedge long positions and to seek positive returns in instances where the Adviser believes a security's price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security.

The Fund's maximum gross equity market exposure (long market value + short market value) is 200%. The Fund may reinvest the proceeds of its short sales by taking additional long positions, thus allowing the Fund to maintain long positions in excess of 100% of its net assets.

The Fund's expected net equity market exposure (long market value -- short market value) is variable within a targeted range of -10% to +30%.

The Adviser employs a systematic fundamental research process to select securities for long and short positions in the Fund. This research process includes quantitative evaluation, proprietary firm-level modeling, and primary fundamental research which may include meetings with firm management, due diligence visits to factories and key physical assets, reference checks, and interviews with a firm's customers, competitors and suppliers, where appropriate. On behalf of the Fund, the Adviser buys and/or covers short positions in securities that are identified as undervalued and sells and/or takes short positions in securities that are identified as overvalued.

The Adviser's research focuses on elements of fundamental change in firms and industry sectors, including changes in: management, strategy, regulation, business mix (through acquisition and divestitures, new introductions), product cycles (and obsolescence), capital structure, balance sheet, access to credit, competitive dynamics (including changes in pricing,  and new competitors), input costs, and other fundamental factors. The Adviser attempts to forecast how these types of fundamental dynamics may drive revisions to expectations for a firm's growth rates, earnings and cash flow, and possible revaluation of the equity security.  The Adviser develops and maintains proprietary models to (i)
test the sensitivity of earnings forecasts to changes in assumptions around growth rates, expenditures, margins and other fundamental factors and (ii)
compare versus consensus expectations. The Adviser considers valuations relative to a firm's historical and forecasted earnings, cash flows, assets and other metrics as well as relative to a firm's own valuation history and mean and extreme valuations of comparable firms. Modeling and valuation analysis are critical steps for the Adviser in characterizing a candidate position as overvalued or undervalued and developing an expected target price for active and candidate positions in the Fund.  The Adviser seeks to anticipate event paths for potential revaluation and trades actively to increase/decrease long and short position sizing accordingly. The Adviser will sell (close) a long position or buy (cover) a short position for the Fund as expectancy of the investment idea diminishes due to a favorable revaluation of the security and/or if new fundamental developments change the expectancy of the investment idea in a negative direction.

When considering new investment ideas for the Fund and overall portfolio risk exposures, the Adviser evaluates the suitability of multiple position structures and hedges. The Adviser's goal in constructing the portfolio is to balance long and short position exposures to maintain low net directional exposure to the equity market overall and to factors such as economic sector, security liquidity, and geographic risks in particular.

Listed options are employed strategically to pursue certain asymmetric risk/reward returns and to hedge other exposures in the portfolio. The Adviser will not write uncovered or "naked options" which would expose the Fund to undefined loss scenarios.

The Fund may be largely or completely un-invested for short periods of time.
The Adviser believes the option to reduce capital at risk is a critical tool in protecting investor capital in certain market environments. Even for short periods of time in typical market environments, the Adviser favors protecting capital rather than risking exposure in marginal or low-conviction opportunities.

Under normal circumstances, the Fund invests 80% of its assets in U.S. equity securities. This investment policy may be changed by the Fund upon 60 days'
prior notice to shareholders. For purposes of the Fund's 80% investment policy in U.S. equity securities, the Adviser considers (i) a U.S. company to be a company whose securities are listed on a U.S. exchange or available on the U.S.
over-the-counter (OTC) market, including foreign companies whose securities trade in the United States through ADRs; and (ii) equity securities to include financial instruments with economic characteristics that are driven by the performance of an equity security, including listed options.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

INVESTMENTS IN ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. ETFs typically incur fees that are separate from those of the
Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the
Fund's holdings at the most optimal time, which could adversely affect the
Fund's performance.

LEVERAGED ETF RISK -- Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in
ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk.  The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction. In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. The value of a leveraged ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF's investment strategies involve consistently applied leverage.  Such ETFs often
"reset" daily, meaning that they are designed to achieve their stated
objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

INVERSE ETF RISK -- Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises -- a result that is the opposite from traditional mutual funds.

LEVERAGED INVERSE ETF RISK -- Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles are extremely volatile and can expose an investor to theoretically unlimited losses.

SHORT SALES RISK -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

In addition, the Fund's investment performance may suffer if the Fund is required to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the securities the
Fund borrowed at the commencement of the short sale and the Fund was unable to borrow the securities from another securities lender or otherwise obtain the security by other means. Moreover, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund's open short positions. These expenses negatively impact the performance of the Fund. For example, when the Fund short sells an equity security that pays a dividend, it is obligated to pay the dividend on the security it has sold. However, a dividend paid on a security sold short generally reduces the market value of the shorted security and thus, increases the Fund's unrealized gain or reduces the Fund's unrealized loss on its short sale transaction. To the extent the dividend that the Fund is obligated to pay is greater than the return earned by the Fund on investments, the performance of the Fund will be negatively impacted. Furthermore, the Fund may be required to pay a premium or interest to the lender of the security. The foregoing types of short sale expenses are sometimes referred to as the "negative cost of carry," and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. The Fund is also required to segregate other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available to meet the
Fund's needs for immediate cash or other liquidity.

DERIVATIVES RISK -- The Fund may invest in derivatives. Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund.
Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser's use of derivatives will be successful in achieving their intended goals.

Additionally, derivative instruments, particularly market access products, are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

The Fund may purchase or sell options, which involve the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying security for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the investor loses its premium.  Selling options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received (which could result in a potentially unlimited loss).
Over-the-counter options also involve counterparty risk.

HEDGING RISK -- The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the
Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne U.S. Equity Long Short Fund (Prospectus Summary) | AlphaOne U.S. Equity Long Short Fund | R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-01
AlphaOne U.S. Equity Long Short Fund | I Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.80%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.21%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	224
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	702
AlphaOne U.S. Equity Long Short Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	none
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.80%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.00%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.46%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	249
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	777
AlphaOne U.S. Equity Long Short Fund | R Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 90 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.25%
12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend and Interest Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.20%	[1]
Shareholder Servicing Fees	rr_Component2OtherExpensesOverAssets	0.25%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.80%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.71%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	274
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	851

[1]	"Dividend and Interest Expense on Securities Sold Short," "Other Operating Expenses" and "Total Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Total Annual Fund Operating Expenses, both before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	AlphaOne Investment Services, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding 12b-1 Fees, Shareholder Servicing Fees, interest, dividend and interest expense on securities sold short, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 2.00% of the Fund's average daily net assets until April 1, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 2.00% to recapture all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 1, 2012.